Convertible Preferred Stock and Subsequent Events (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 15, 2021	Jul. 23, 2021	Dec. 23, 2020	Jun. 30, 2021	Dec. 31, 2020	Jul. 26, 2021	Dec. 31, 2019
Interest rate					8.00%
Preferred Stock shareholder					$ 5,000,000
Preferred stock redemption			12.00%
Number of shares new issues, value	$ 6,000,000			$ 6,000,000
Number of shares new issues, shares				2,765,824
8% Redeemable convertible preferred stock [Member]
Temporary equity, shares authorized					9,000		9,000
Temporary equity, per share					$ 0.01		$ 0.01
Conversion of preferred stock					4,150,000
Temporary equity, shares issued			2,000	2,000	2,000		2,000
Preferred Stock			$ 2,000,000
Series A Preferred Stock [Member]
Number of shares new issues, shares		2,765,824
Series B Preferred Stock [Member]
Number of shares new issues, value		$ 6,000,000
Liquidation price per share				$ 2.1693
Series A 1 Convertible Preferred Stock [Member]
Preferred stock shares authorized						525,016
Series A 1 Preferred Stock [Member]
Liquidation price per share				$ 2.1693
Series B Convertible Preferred Stock [Member]
Preferred stock shares authorized						2,765,824